Derivative Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments
Note 13.	Derivative Instruments

The fair value of foreign currency contracts outstanding is presented below:

	December 31, 2012		December 31, 2013
	Notional U.S. dollar equivalent	Fair Value	Notional U.S. dollar equivalent	Fair Value
Assets-
Foreign currency contracts	$17,000	$40	$20,510	$154

Liabilities-
Foreign currency contracts	$—	$—	$1,448	$10

During 2011, 2012 and 2013, the Company recorded net losses on foreign currency contracts of $522, $102 and $39, respectively.